Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Opening balance	€ 4,101	€ 4,768
Realised gain/loss recognised in the statement of profit or loss during the period	(37)	(383)
Revaluation recognised in other comprehensive income during the period	22	(46)
Purchase of assets	4,036	1,887
Sale of assets	(1,037)	(1,743)
Maturity/settlement	(299)	(354)
Reclassifications	(11)	224
Transfers into Level 3	42	523
Transfers out of Level 3	(615)	(755)
Exchange rate differences	29	(27)
Changes in the composition of the group and other changes	(2)	6
Closing balance	6,228	4,101
Financial asset mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [table]
Opening balance	1,191	1,381
Realised gain/loss recognised in the statement of profit or loss during the period	32	(104)
Purchase of assets	1,496	1,180
Sale of assets	(612)	(973)
Maturity/settlement	(163)	(83)
Reclassifications	(5)	330
Transfers into Level 3	(1)	6
Transfers out of Level 3	(98)	(528)
Exchange rate differences	20	(24)
Changes in the composition of the group and other changes		5
Closing balance	1,862	1,191
Financial assets designated at FVPL [member]
Disclosure of fair value measurement of assets [table]
Opening balance	796	1,244
Realised gain/loss recognised in the statement of profit or loss during the period	(80)	(198)
Purchase of assets	1,919	212
Sale of assets	(141)	(270)
Maturity/settlement	(13)	(57)
Transfers into Level 3		1
Transfers out of Level 3		(138)
Closing balance	2,480	796
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [table]
Opening balance	1,231	1,961
Realised gain/loss recognised in the statement of profit or loss during the period	(12)	(19)
Revaluation recognised in other comprehensive income during the period	22	(46)
Purchase of assets	165	39
Sale of assets	(234)	(419)
Maturity/settlement	(109)	(175)
Reclassifications	(6)	(105)
Transfers into Level 3	(1)	(1)
Exchange rate differences	9	(4)
Changes in the composition of the group and other changes	(2)	1
Closing balance	1,063	1,231
Trading assets [member]
Disclosure of fair value measurement of assets [table]
Opening balance	882	174
Realised gain/loss recognised in the statement of profit or loss during the period	22	(61)
Purchase of assets	453	453
Sale of assets	(48)	(73)
Maturity/settlement	(14)	(39)
Transfers into Level 3	43	517
Transfers out of Level 3	(517)	(90)
Closing balance	822	882
Non-trading derivatives [member]
Disclosure of fair value measurement of assets [table]
Opening balance	1	8
Realised gain/loss recognised in the statement of profit or loss during the period		(1)
Purchase of assets	3	3
Sale of assets	(3)	(8)
Maturity/settlement		(1)
Transfers out of Level 3	(1)
Closing balance	€ 1	€ 1